Fair Values of Financial Instruments and Interest Rate Risk - Fair Value Information for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 95,743	$ 105,899
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,038	5,030
Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	95,743	105,899
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	55,615	57,671
Fair Value on a Recurring Basis [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	20,891	25,648
Fair Value on a Recurring Basis [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	14,199	13,536
Fair Value on a Recurring Basis [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		4,014
Fair Value on a Recurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		4,014
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		4,014
Fair Value on a Recurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	95,743	101,885
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	55,615	57,671
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	20,891	25,648
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	14,199	13,536
Fair Value on a Recurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,038	5,030
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 5,038	$ 5,030